UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22127
Columbia Funds Variable Series Trust II
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
Last Day of

December
Date of reporting period:
December 31, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders
Columbia Variable Portfolio – Global Strategic Income Fund
Class 1
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about Columbia Variable Portfolio – Global Strategic Income Fund (the Fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
This report describes changes to the Fund that occurred during the reporting period
.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$ 60	0.59%
Management's Discussion of Fund Performance
The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocation
| Overall, sector allocation decisions contributed to performance, primarily from non-agency mortgage-backed securities, high-yield corporate bonds, and an overweight allocation to asset-backed securities.
Security selection
| Overall, security selection contributed to relative performance, primarily from positive selection in non-dollar developed market debt along with emerging market debt. There was also positive selection in investment-grade corporate bonds, commercial mortgages, and asset-backed securities.
Top Performance Detractors
Duration
| The Fund’s longer-than-benchmark duration positioning detracted from relative results as U.S. Treasury yields moved higher across maturities longer than one year. Also, duration exposure in emerging market debt securities underperformed relative to the benchmark.
Allocation
| While sector allocation decisions contributed to relative performance, it was partially offset by detractors from relative performance, including an overweight to emerging market debt.
Security selection
| Security selection decisions contributed to relative performance, but was partially offset by negative security selection in high-yield corporate bonds.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class 1 shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1	3.35	0.88	0.79
Bloomberg Global Aggregate Hedged USD Index	3.40	0.48	2.01
Bloomberg Global Credit Hedged USD Index	3.52	0.60	2.46
Past performance does not guarantee future performance.
Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Key Fund Statistics
Fund net assets	$ 79,791,961
Total number of portfolio holdings	823
Management services fees (represents 0.65% of Fund average net assets)	$ 529,480
Portfolio turnover for the reporting period	44%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change
.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Knoll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
U.S. Treasury 05/31/2026 4.875%	2.5%
Peachtree Corners Funding Trust 02/15/2025 3.976%	1.4%
Gaci First Investment Co. 10/13/2032 5.250%	1.0%
A&D Mortgage Trust 07/25/2069 6.451%	0.9%
CMS Energy Corp. 11/15/2025 3.600%	0.9%
Bank of America Corp. 03/22/2031 0.694%	0.8%
Angel Oak Mortgage Trust 11/25/2067 4.650%	0.8%
Exeter Automobile Receivables Trust 07/17/2028 2.900%	0.7%
JPMorgan Chase & Co. 07/25/2031 1.001%	0.7%
Pagaya AI Debt Grantor Trust 10/15/2031 7.270%	0.6%
Asset Categories
Credit Quality
Certain Fund Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
On
December 6, 2024
, the Fund supplemented its prospectus to announce that the Fund’s name will be changed to Columbia Variable Portfolio - Corporate Bond Fund,
along with corresponding changes to its principal investment strategies, principal risks, and benchmarks.
These changes will be effective on or about May 1, 2025.
The Fund's principal investment strategies will be: Under normal market conditions, the Fund invests at least 80% of its net assets in corporate bonds. The Fund expects to invest primarily in investment grade securities. The Fund may invest up to 15% of its total assets in debt instruments that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality. Under normal circumstances, the Fund’s average effective duration will be between three and ten years. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may invest in privately placed and other securities or instruments that are purchased and sold pursuant to Rule 144A or other exemptions under the Securities Act of 1933, as amended, subject to certain regulatory restrictions. The Fund may invest in U.S. Government obligations, asset-backed securities and mortgage-backed securities.
As a result of the principal investment strategy changes, the following risks will be removed: Derivatives Risk, Derivatives Risk - Forward Contracts Risk, Derivatives Risk - Futures Contract Risk, Derivatives Risk - Swaps Risk, Emerging Market Securities Risk, Foreign Currency Risk, Foreign Securities Risk, Geographic Focus Risk, Leverage Risk, Money Market Fund Investment Risk, Short Positions Risk, and Sovereign Debt Risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Global Strategic Income Fund
Class 2
Annual Shareholder Report | December 31, 2024
This
annual shareholder repor
t contains important information about Columbia Variable Portfolio – Global Strategic Income Fund (the Fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$ 86	0.84%
Management's Discussion of Fund Performance
The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocation
| Overall, sector allocation decisions contributed to performance, primarily from non-agency mortgage-backed securities, high-yield corporate bonds, and an overweight allocation to asset-backed securities.
Security selection
| Overall, security selection contributed to relative performance, primarily from positive selection in non-dollar developed market debt along with emerging market debt. There was also positive selection in investment-grade corporate bonds, commercial mortgages, and asset-backed securities.
Top Performance Detractors
Duration
| The Fund’s longer-than-benchmark duration positioning detracted from relative results as U.S. Treasury yields moved higher across maturities longer than one year. Also, duration exposure in emerging market debt securities underperformed relative to the benchmark.
Allocation
| While sector allocation decisions contributed to relative performance, it was partially offset by detractors from relative performance, including an overweight to emerging market debt.
Security selection
| Security selection decisions contributed to relative performance, but was partially offset by negative security selection in high-yield corporate bonds.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class 2 shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	3.30	0.63	0.55
Bloomberg Global Aggregate Hedged USD Index	3.40	0.48	2.01
Bloomberg Global Credit Hedged USD Index	3.52	0.60	2.46
Past performance does not guarantee future performance.
Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Key Fund Statistics
Fund net assets	$ 79,791,961
Total number of portfolio holdings	823
Management services fees (represents 0.65% of Fund average net assets)	$ 529,480
Portfolio turnover for the reporting period	44%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Knoll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
U.S. Treasury 05/31/2026 4.875%	2.5%
Peachtree Corners Funding Trust 02/15/2025 3.976%	1.4%
Gaci First Investment Co. 10/13/2032 5.250%	1.0%
A&D Mortgage Trust 07/25/2069 6.451%	0.9%
CMS Energy Corp. 11/15/2025 3.600%	0.9%
Bank of America Corp. 03/22/2031 0.694%	0.8%
Angel Oak Mortgage Trust 11/25/2067 4.650%	0.8%
Exeter Automobile Receivables Trust 07/17/2028 2.900%	0.7%
JPMorgan Chase & Co. 07/25/2031 1.001%	0.7%
Pagaya AI Debt Grantor Trust 10/15/2031 7.270%	0.6%
Asset Categories
Credit Quality
Certain Fund Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
On December 6, 2024, the Fund supplemented its prospectus to announce that the Fund’s name will be changed to Columbia Variable Portfolio - Corporate Bond Fund, along with corresponding changes to its principal investment strategies, principal risks, and benchmarks. These changes will be effective on or about May 1, 2025.
The Fund's principal investment strategies will be: Under normal market conditions, the Fund invests at least 80% of its net assets in corporate bonds. The Fund expects to invest primarily in investment grade securities. The Fund may invest up to 15% of its total assets in debt instruments that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality. Under normal circumstances, the Fund’s average effective duration will be between three and ten years. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may invest in privately placed and other securities or instruments that are purchased and sold pursuant to Rule 144A or other exemptions under the Securities Act of 1933, as amended, subject to certain regulatory restrictions. The Fund may invest in U.S. Government obligations, asset-backed securities and mortgage-backed securities.
As a result of the principal investment strategy changes, the following risks will be removed: Derivatives Risk, Derivatives Risk - Forward Contracts Risk, Derivatives Risk - Futures Contract Risk, Derivatives Risk - Swaps Risk, Emerging Market Securities Risk, Foreign Currency Risk, Foreign Securities Risk, Geographic Focus Risk, Leverage Risk, Money Market Fund Investment Risk, Short Positions Risk, and Sovereign Debt Risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below
.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.
All
rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Global Strategic Income Fund
Class 3
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about Columbia Variable Portfolio – Global Strategic Income Fund (the Fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$ 73	0.71%
Management's Discussion of Fund Performance
The performance of Class 3 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocation
| Overall, sector allocation decisions contributed to performance, primarily from non-agency mortgage-backed securities, high-yield corporate bonds, and an overweight allocation to asset-backed securities.
Security selection
| Overall, security selection contributed to relative performance, primarily from positive selection in non-dollar developed market debt along with emerging market debt. There was also positive selection in investment-grade corporate bonds, commercial mortgages, and asset-backed securities.
Top Performance Detractors
Duration
| The Fund’s longer-than-benchmark duration positioning detracted from relative results as U.S. Treasury yields moved higher across maturities longer than one year. Also, duration exposure in emerging market debt securities underperformed relative to the benchmark.
Allocation
| While sector allocation decisions contributed to relative performance, it was partially offset by detractors from relative performance, including an overweight to emerging market debt.
Security selection
| Security selection decisions contributed to relative performance, but was partially offset by negative security selection in high-yield corporate bonds.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class 3 shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 3	3.25	0.73	0.65
Bloomberg Global Aggregate Hedged USD Index	3.40	0.48	2.01
Bloomberg Global Credit Hedged USD Index	3.52	0.60	2.46
Past performance does not guarantee future performance.
Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Key Fund Statistics
Fund net assets	$ 79,791,961
Total number of portfolio holdings	823
Management services fees (represents 0.65% of Fund average net assets)	$ 529,480
Portfolio turnover for the reporting period	44%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Knoll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
U.S. Treasury 05/31/2026 4.875%	2.5%
Peachtree Corners Funding Trust 02/15/2025 3.976%	1.4%
Gaci First Investment Co. 10/13/2032 5.250%	1.0%
A&D Mortgage Trust 07/25/2069 6.451%	0.9%
CMS Energy Corp. 11/15/2025 3.600%	0.9%
Bank of America Corp. 03/22/2031 0.694%	0.8%
Angel Oak Mortgage Trust 11/25/2067 4.650%	0.8%
Exeter Automobile Receivables Trust 07/17/2028 2.900%	0.7%
JPMorgan Chase & Co. 07/25/2031 1.001%	0.7%
Pagaya AI Debt Grantor Trust 10/15/2031 7.270%	0.6%
Asset Categories
Credit Quality
Certain Fund Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
On December 6, 2024, the Fund supplemented its prospectus to announce that the Fund’s name will be changed to Columbia Variable Portfolio - Corporate Bond Fund, along with corresponding changes to its principal investment strategies, principal risks, and benchmarks. These changes will be effective on or about May 1, 2025.
The Fund's principal investment strategies will be: Under normal market conditions, the Fund invests at least 80% of its net assets in corporate bonds. The Fund expects to invest primarily in investment grade securities. The Fund may invest up to 15% of its total assets in debt instruments that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality. Under normal circumstances, the Fund’s average effective duration will be between three and ten years. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may invest in privately placed and other securities or instruments that are purchased and sold pursuant to Rule 144A or other exemptions under the Securities Act of 1933, as amended, subject to certain regulatory restrictions. The Fund may invest in U.S. Government obligations, asset-backed securities and mortgage-backed securities.
As a result of the principal investment strategy changes, the following risks will be removed: Derivatives Risk, Derivatives Risk - Forward Contracts Risk, Derivatives Risk - Futures Contract Risk, Derivatives Risk - Swaps Risk, Emerging Market Securities Risk, Foreign Currency Risk, Foreign Securities Risk, Geographic Focus Risk, Leverage Risk, Money Market Fund Investment Risk, Short Positions Risk, and Sovereign Debt Risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers,
L
LC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Item 2. Code of Ethics.

The registrant has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. During the period covered by this report, there were not any amendments to a provision of the Code that relates to any element of the code of ethics definition enumerated in paragraph (b) of Item 2 of Form N-CSR. During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR. A copy of the Code is attached hereto.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that J. Kevin Connaughton, Brian J. Gallagher, Douglas A. Hacker, David M. Moffett and Sandra L. Yeager qualify as “audit committee financial experts,” as such term is defined in Form N-CSR. Mr. Connaughton, Mr. Gallagher, Mr. Hacker, Mr. Moffett and Ms. Yeager, are also each “independent” members of the Audit Committee pursuant to paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for the series of the relevant registrant whose reports to shareholders are included in this annual filing.

	Amount billed to the registrant ($)		Amount billed to the registrant's investment advisor ($)
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023
Audit fees (a)	41,999	40,290	0	0
Audit-related fees (b)	0	0	0	0
Tax fees (c)	16,055	12,500	0	0
All other fees (d)	0	0	0	0
Non-audit fees (g)	0	0	581,000	577,000

(a)    Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)    Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.

(c)    Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice, tax planning and foreign tax filings, if applicable.

(d)    All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above and typically include SOC-1 reviews.

(e)(1) Audit Committee Pre-Approval Policies and Procedures
The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members.  The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee's responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service.  The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations.  This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f)    Not applicable.

(g)    The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)    The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i)    Not applicable.

(j)    Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Variable Portfolio – Global Strategic Income Fund
Annual Financial Statements and Additional Information
December 31, 2024
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Variable Portfolio – Global Strategic Income Fund | 2024

Portfolio of Investments
December 31, 2024
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 9.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cayman Islands 1.2%
Ares XXXVII CLO Ltd.(a),(b)
Series 2015-4A Class A1RR
3-month Term SOFR + 1.080% Floor 1.080% 10/15/2030	5.736%	141,337	141,604
Dryden Senior Loan Fund(a),(b)
Series 2015-41A Class AR
3-month Term SOFR + 1.232% Floor 0.970% 04/15/2031	5.888%	303,882	304,130
Octagon Investment Partners Ltd.(a),(b)
Series 2018-18A Class A2
3-month Term SOFR + 1.732% 04/16/2031	6.379%	500,000	501,118
Total			946,852
United States 7.9%
Affirm Asset Securitization Trust(a)
Series 2023-A Class 1A
01/18/2028	6.610%	250,000	250,444
Series 2023-B Class 1A
09/15/2028	6.820%	300,000	304,522
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2015-5RRR Class A1R3
3-month Term SOFR + 1.100% Floor 1.100% 01/20/2032	5.717%	216,298	216,411
Exeter Automobile Receivables Trust
Series 2024-2A Class A2
05/15/2026	5.700%	120,267	120,332
Series 2024-3A Class A3
12/15/2027	5.650%	500,000	502,805
Exeter Automobile Receivables Trust(a)
Subordinated Series 2021-2A Class E
07/17/2028	2.900%	600,000	583,897
GreenSky Home Improvement Issuer Trust(a)
Series 2024-2 Class A2
10/27/2059	5.250%	450,000	449,919
LL ABS Trust(a)
Subordinated Series 2022-2A Class C
05/15/2030	8.400%	500,000	504,355
Marlette Funding Trust(a)
Series 2021-1A Class D
06/16/2031	2.470%	169,260	167,480
Netcredit Combined Receivables LLC(a)
Series 2023-A Class A
12/20/2027	7.780%	85,006	85,958
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Pagaya AI Debt Grantor Trust(a)
Series 2024-11 Class A
07/15/2032	5.092%		500,000	500,291
Subordinated Series 2024-5 Class C
10/15/2031	7.270%		499,910	507,151
Subordinated Series 2024-6 Class C
11/15/2031	7.068%		499,872	506,300
Pagaya AI Debt Selection Trust(a)
Subordinated Series 2024-7 Class C
12/15/2031	7.095%		499,891	502,499
Pagaya AI Debt Trust(a)
Series 2022-5 Class A
06/17/2030	8.096%		46,087	46,512
Series 2023-3 Class A
12/16/2030	7.600%		53,839	54,081
Series 2023-6 Class A
06/16/2031	7.128%		15,240	15,252
Series 2024-1 Class A
07/15/2031	6.660%		220,854	223,521
PAGAYA AI Debt Trust(a),(c)
Subordinated Series 2022-3 Class AB
03/15/2030	7.576%		188,786	189,960
Research-Driven Pagaya Motor Asset Trust(a)
Series 2023-4A Class A
03/25/2032	7.540%		289,410	294,375
Theorem Funding Trust(a)
Series 2022-3A Class A
04/15/2029	7.600%		75,119	75,705
Series 2023-1A Class A
04/15/2029	7.580%		123,310	124,372
Upstart Pass-Through Trust(a)
Series 2021-ST6 Class A
08/20/2027	1.850%		22,754	22,561
Upstart Structured Pass-Through Trust(a)
Series 2022-1A Class A
04/15/2030	3.400%		66,185	65,701
Total				6,314,404
Total Asset-Backed Securities — Non-Agency (Cost $7,230,863)				7,261,256

Commercial Mortgage-Backed Securities - Non-Agency(d) 0.7%

United Kingdom 0.4%
Tesco Property Finance 3 PLC(a)
04/13/2040	5.744%	GBP	259,281	318,219
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Commercial Mortgage-Backed Securities - Non-Agency(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
United States 0.3%
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%		300,000	165,166
Subordinated Series 2014-USA Class F
09/15/2037	4.373%		160,000	62,332
Hilton USA Trust(a),(e)
Subordinated Series 2016-SFP Class F
11/05/2035	0.000%		550,000	13,750
Total				241,248
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $1,338,519)				559,467

Corporate Bonds & Notes(d) 49.2%

Australia 0.6%
APT Pipelines Ltd.(a)
07/15/2030	2.000%	EUR	300,000	289,188
Ausgrid Finance Pty, Ltd.(a)
10/07/2031	0.875%	EUR	200,000	174,527
Total				463,715
Belgium 0.5%
Anheuser-Busch InBev SA/NV(a)
04/02/2040	3.700%	EUR	150,000	156,232
Azelis Finance NV(a)
03/15/2028	5.750%	EUR	100,000	106,966
Telenet Finance Luxembourg Notes Sarl(a)
03/01/2028	3.500%	EUR	100,000	102,856
Total				366,054
Bermuda 0.2%
Bacardi Ltd.(a)
05/15/2048	5.300%		160,000	143,259
Brazil 0.2%
Braskem Netherlands Finance BV(a)
01/31/2050	5.875%		200,000	136,713
Canada 0.6%
1011778 BC ULC/New Red Finance, Inc.(a)
01/15/2028	4.375%		62,000	59,325
09/15/2029	5.625%		17,000	16,733
1375209 BC Ltd.(a)
01/30/2028	9.000%		4,000	3,991
Air Canada(a)
08/15/2026	3.875%		17,000	16,523
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Baytex Energy Corp.(a)
04/30/2030	8.500%		30,000	30,724
03/15/2032	7.375%		20,000	19,493
Bombardier, Inc.(a)
07/01/2031	7.250%		6,000	6,188
Enbridge, Inc.
04/05/2027	5.250%		14,000	14,165
GFL Environmental, Inc.(a)
12/15/2026	5.125%		14,000	13,918
08/01/2028	4.000%		21,000	19,880
01/15/2031	6.750%		20,000	20,556
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%		5,000	4,930
Primo Water Holdings, Inc.(a)
10/31/2028	3.875%	EUR	100,000	101,427
04/30/2029	4.375%		29,000	26,977
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%		4,000	4,087
03/15/2031	7.750%		26,000	27,188
Royal Bank of Canada(f)
10/18/2030	4.650%		120,000	117,499
Total				503,604
China 0.0%
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%		30,000	27,592
France 1.6%
Altice France SA(a)
02/01/2027	8.125%		8,000	6,481
01/15/2028	5.500%		24,000	17,893
07/15/2029	5.125%		8,000	6,000
10/15/2029	5.500%		25,000	19,033
Cab SELAS(a)
02/01/2028	3.375%	EUR	100,000	96,180
Credit Agricole SA(a)
02/24/2029	1.125%	EUR	200,000	192,623
Foncia Management SASU(a)
03/31/2028	3.375%	EUR	100,000	84,697
Getlink SE(a)
10/30/2025	3.500%	EUR	100,000	103,435
Iliad Holding SAS(a)
10/15/2028	7.000%		29,000	29,451
Iliad Holding SASU(a)
04/15/2032	7.000%		15,000	15,098
iliad SA(a)
06/17/2026	2.375%	EUR	100,000	102,207
Paprec Holding SA(a)
07/01/2028	3.500%	EUR	100,000	102,161
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Rexel SA(a)
06/15/2028	2.125%	EUR	100,000	99,176
SANEF SA(a)
03/16/2026	1.875%	EUR	200,000	204,705
Valeo(a)
06/18/2025	1.500%	EUR	100,000	102,788
Veolia Environnement SA(a),(f),(g)
	2.250%	EUR	100,000	101,513
Total				1,283,441
Germany 4.1%
alstria office REIT-AG(a)
11/15/2027	1.500%	EUR	100,000	92,930
Amprion GmbH(a)
09/23/2033	0.625%	EUR	400,000	326,736
Aroundtown Finance Sarl(f),(g)
	7.125%	EUR	100,000	101,355
Aroundtown SA(a)
01/31/2028	1.625%	EUR	300,000	294,076
Bayer AG(a)
05/26/2033	4.625%	EUR	100,000	108,530
Bayer AG(a),(f)
11/12/2079	3.125%	EUR	100,000	97,629
Commerzbank AG(a)
12/04/2026	0.500%	EUR	350,000	347,586
Dynamo Newco II GmbH(a)
10/15/2031	6.250%	EUR	100,000	106,719
E.ON International Finance BV(a)
06/03/2030	6.250%	GBP	315,000	414,228
Grand City Properties SA(a)
01/11/2028	0.125%	EUR	100,000	94,182
HT Troplast GmbH(a)
07/15/2028	9.375%	EUR	100,000	109,581
IHO Verwaltungs GmbH(a),(h)
05/15/2028	8.750%	EUR	100,000	109,284
11/15/2032	8.000%		34,000	34,205
Mahle GmbH(a)
05/14/2028	2.375%	EUR	100,000	90,447
Phoenix PIB Dutch Finance BV(a)
08/05/2025	2.375%	EUR	100,000	101,960
Schaeffler AG(a)
10/12/2028	3.375%	EUR	100,000	101,513
Techem Verwaltungsgesellschaft 674 mbH(a)
07/30/2026	6.000%	EUR	87,920	91,193
TUI Cruises GmbH(a)
04/15/2029	6.250%	EUR	100,000	109,280
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Vertical Holdco GmbH(a)
07/15/2028	7.625%		8,000	7,990
Vertical US Newco, Inc.(a)
07/15/2027	5.250%		28,000	27,423
Vier Gas Transport GmbH(a)
09/10/2029	0.125%	EUR	100,000	90,675
Volkswagen International Finance NV(a)
11/16/2038	4.125%	EUR	100,000	105,756
Vonovia Finance BV(a)
10/07/2039	1.625%	EUR	200,000	149,375
ZF Finance GmbH(a)
05/03/2028	2.250%	EUR	100,000	94,718
ZF North America Capital, Inc.(a)
04/23/2032	6.875%		31,000	29,437
Total				3,236,808
Gibraltar 0.1%
888 Acquisitions Ltd.(a)
07/15/2027	7.558%	EUR	100,000	101,339
India 0.7%
GMR Hyderabad International Airport Ltd.(a)
10/27/2027	4.250%		200,000	191,062
ReNew Wind Energy AP2/Power Pvt Ltd.(a)
07/14/2028	4.500%		200,000	185,399
Summit Digitel Infrastructure Ltd.(a)
08/12/2031	2.875%		200,000	168,893
Total				545,354
Ireland 0.5%
eircom Finance DAC(a)
12/15/2029	5.750%	EUR	100,000	108,516
Experian Europe DAC(a)
05/16/2031	1.560%	EUR	200,000	191,409
GGAM Finance Ltd.(a)
02/15/2027	8.000%		20,000	20,642
04/15/2029	6.875%		10,000	10,160
03/15/2030	5.875%		19,000	18,682
James Hardie International Finance DAC(a)
01/15/2028	5.000%		18,000	17,419
Total				366,828
Israel 0.1%
Teva Pharmaceutical Finance Netherlands II BV
05/09/2027	3.750%	EUR	100,000	104,258
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Italy 1.0%
Autostrade per l’Italia SpA(a)
12/04/2028	2.000%	EUR	200,000	197,869
09/26/2029	1.875%	EUR	200,000	194,759
FIS Fabbrica Italiana Sintetici SpA(a)
08/01/2027	5.625%	EUR	100,000	104,001
Lottomatica SpA(a)
06/01/2028	7.125%	EUR	100,000	108,717
Nexi SpA(a)
04/30/2029	2.125%	EUR	100,000	98,552
Telecom Italia SpA(a)
07/31/2028	7.875%	EUR	100,000	117,238
Total				821,136
Jersey 0.0%
Ardonagh Finco Ltd.(a)
02/15/2031	7.750%		5,000	5,155
Luxembourg 0.9%
Altice France Holding SA(a)
02/15/2028	6.000%		24,000	6,262
Eurofins Scientific SE(a),(f),(g)
	6.750%	EUR	100,000	108,783
Herens Holdco Sarl(a)
05/15/2028	4.750%		19,000	17,480
INEOS Finance PLC(a)
05/01/2026	2.875%	EUR	100,000	102,910
04/15/2029	7.500%		30,000	30,736
ION Trading Technologies Sarl(a)
05/30/2029	9.500%		20,000	20,955
Loarre Investments Sarl(a)
05/15/2029	6.500%	EUR	100,000	106,767
Matterhorn Telecom SA(a)
09/15/2026	3.125%	EUR	100,000	102,639
SIG Combibloc PurchaseCo Sarl(a)
06/18/2025	2.125%	EUR	100,000	102,975
Vivion Investments Sarl(a),(h)
08/31/2028	8.000%	EUR	100,000	101,546
Total				701,053
Macau 0.2%
Sands China Ltd.(f)
06/18/2030	4.375%		200,000	186,442
Netherlands 1.1%
GTCR W Dutch Finance Sub BV(a)
01/15/2031	8.500%	GBP	100,000	134,091
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
ING Groep NV(a),(f)
02/01/2030	0.250%	EUR	200,000	183,923
MSD Netherlands Capital BV
05/30/2054	3.750%	EUR	100,000	102,273
Nobel Bidco BV(a)
06/15/2028	3.125%	EUR	100,000	98,185
PPF Telecom Group BV(a)
03/27/2026	3.125%	EUR	100,000	102,982
Trivium Packaging Finance BV(a)
08/15/2026	5.500%		14,000	13,808
08/15/2027	8.500%		13,000	12,973
United Group BV(a)
08/15/2028	4.625%	EUR	100,000	102,684
VZ Secured Financing BV(a)
01/15/2032	5.000%		43,000	37,978
Ziggo Bond Co. BV(a)
02/28/2030	5.125%		34,000	30,656
Ziggo Bond Finance BV(a)
01/15/2027	6.000%		7,000	6,969
Ziggo BV(a)
01/15/2030	4.875%		20,000	18,300
Total				844,822
Peru 0.1%
Hudbay Minerals, Inc.(a)
04/01/2029	6.125%		60,000	60,143
Poland 0.3%
Canpack SA/Eastern PA Land Investment Holding LLC(a)
11/01/2025	3.125%		9,000	8,763
Canpack SA/US LLC(a)
11/01/2027	2.375%	EUR	100,000	100,730
11/15/2029	3.875%		24,000	21,673
InPost SA(a)
07/15/2027	2.250%	EUR	100,000	100,977
Total				232,143
Portugal 0.1%
EDP - Energias de Portugal SA(a),(f)
04/23/2083	5.943%	EUR	100,000	108,796
Saudi Arabia 0.3%
Greensaif Pipelines Bidco Sarl(a)
02/23/2038	6.129%		200,000	200,707
Spain 1.0%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(a)
02/15/2032	6.375%		25,000	24,863
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Cirsa Finance International Sarl(a)
07/31/2028	7.875%	EUR	100,000	109,701
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%		34,000	31,259
Grifols SA(a)
11/15/2027	2.250%	EUR	100,000	98,919
Lorca Telecom Bondco SA(a)
09/18/2027	4.000%	EUR	100,000	103,600
NorteGas Energia Distribucion SA(a)
09/28/2027	2.065%	EUR	235,000	235,149
Repsol International Finance BV(a),(f),(g)
	3.750%	EUR	100,000	103,585
Telefonica Europe BV(a),(f),(g)
	3.875%	EUR	100,000	103,995
Total				811,071
Sweden 0.1%
Verisure Holding AB(a)
02/15/2027	3.250%	EUR	100,000	102,097
Switzerland 0.1%
Dufry One BV(a)
04/18/2031	4.750%	EUR	100,000	107,416
Tanzania 0.2%
AngloGold Ashanti Holdings PLC
10/01/2030	3.750%		200,000	180,575
United Arab Emirates 0.7%
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2036	2.625%		400,000	324,876
09/30/2040	2.940%		292,415	230,610
Total				555,486
United Kingdom 7.1%
Amber Finco PLC(a)
07/15/2029	6.625%	EUR	100,000	109,542
B&M European Value Retail SA(a)
07/15/2025	3.625%	GBP	100,000	124,885
BAE Systems PLC(a)
02/15/2031	1.900%		350,000	289,016
BAT International Finance PLC(a)
03/25/2025	2.750%	EUR	200,000	207,024
Bellis Acquisition Co. PLC(a)
02/16/2026	3.250%	GBP	100,000	123,193
Belron UK Finance PLC(a)
10/15/2029	5.750%		18,000	18,061
BP Capital Markets PLC(a),(f),(g)
	3.250%	EUR	200,000	206,134
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Cadent Finance PLC(a)
03/11/2032	0.750%	EUR	100,000	85,855
Cadent Finance, PLC(a)
03/19/2030	0.625%	EUR	200,000	180,563
CD&R Firefly Bidco PLC(a)
04/30/2029	8.625%	GBP	100,000	130,189
Co-operative Group Holdings Ltd.(a),(f)
07/08/2026	7.500%	GBP	100,000	128,090
Deuce Finco PLC(a)
06/15/2027	5.500%	GBP	100,000	122,380
DS Smith PLC(a)
07/26/2029	2.875%	GBP	170,000	192,535
07/27/2030	4.500%	EUR	300,000	327,506
Edge Finco PLC(a)
08/15/2031	8.125%	GBP	100,000	127,914
HBOS PLC(f)
Subordinated
03/18/2030	4.500%	EUR	255,000	264,174
Heathrow Finance PLC(a)
03/01/2031	6.625%	GBP	100,000	125,867
HSBC Holdings PLC(f)
11/19/2030	5.286%		200,000	198,577
INEOS Quattro Finance 2 PLC(a)
03/15/2029	8.500%	EUR	100,000	110,808
03/15/2029	9.625%		42,000	44,326
Jaguar Land Rover Automotive PLC(a)
01/15/2026	4.500%	EUR	100,000	104,164
Jerrold Finco PLC(a)
01/15/2027	5.250%	GBP	100,000	123,303
Kane Bidco Ltd.(a)
02/15/2027	5.000%	EUR	100,000	103,579
Market Bidco Finco PLC(a)
11/04/2027	5.500%	GBP	100,000	119,295
Marks & Spencer PLC(a)
05/19/2026	3.750%	GBP	100,000	123,227
National Grid Electricity Transmission PLC(a)
07/07/2032	0.823%	EUR	200,000	173,630
Pinewood Finance Co., Ltd.(a)
09/30/2025	3.250%	GBP	100,000	122,858
Pinnacle Bidco PLC(a)
10/11/2028	8.250%	EUR	100,000	109,821
Premier Foods Finance PLC(a)
10/15/2026	3.500%	GBP	100,000	121,989
Rolls-Royce PLC
06/18/2026	3.375%	GBP	100,000	122,238
Royal Bank of Scotland Group PLC(a),(f)
03/02/2026	1.750%	EUR	335,000	346,250
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Southern Water Services Finance Ltd.(a)
05/28/2028	2.375%	GBP	100,000	101,844
Synthomer PLC(a)
07/01/2025	3.875%	EUR	100,000	102,993
Thames Water Utilities Finance PLC(a)
01/31/2028	0.875%	EUR	200,000	152,856
01/18/2031	4.375%	EUR	100,000	79,297
Virgin Media Finance PLC(a)
07/15/2030	5.000%		18,000	15,209
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%		15,000	14,059
Vmed O2 UK Financing I PLC(a)
01/31/2029	4.000%	GBP	100,000	111,606
01/31/2031	4.250%		26,000	22,010
07/15/2031	4.750%		38,000	32,631
Vodafone Group PLC(a),(f)
10/03/2078	4.200%	EUR	100,000	105,519
Western Power Distribution PLC(a)
10/16/2026	3.500%	GBP	205,000	250,434
Total				5,675,451
United States 26.8%
AbbVie, Inc.
03/15/2029	4.800%		285,000	284,781
11/21/2029	3.200%		78,000	72,419
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%		4,000	3,823
04/15/2029	5.000%		44,000	41,084
Acushnet Co.(a)
10/15/2028	7.375%		4,000	4,134
AG Issuer LLC(a)
03/01/2028	6.250%		15,000	14,872
AG TTMT Escrow Issuer LLC(a)
09/30/2027	8.625%		31,000	32,136
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
02/15/2030	4.875%		15,000	14,289
Alcoa Nederland Holding BV(a)
03/15/2031	7.125%		9,000	9,301
Allegheny Technologies, Inc.
12/01/2027	5.875%		8,000	7,937
10/01/2029	4.875%		5,000	4,761
10/01/2031	5.125%		21,000	19,741
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	6.750%		45,000	44,628
04/15/2028	6.750%		30,000	30,026
11/01/2029	5.875%		3,000	2,879
01/15/2031	7.000%		35,000	35,134
10/01/2031	6.500%		11,000	10,893
10/01/2032	7.375%		14,000	14,122
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Ally Financial, Inc.(f)
Subordinated
01/17/2040	6.646%		5,000	4,864
Alpha Generation LLC(a)
10/15/2032	6.750%		14,000	13,842
Amentum Escrow Corp.(a)
08/01/2032	7.250%		20,000	20,171
American Airlines, Inc.(a)
05/15/2029	8.500%		20,000	20,978
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%		22,060	22,008
04/20/2029	5.750%		54,343	53,927
American Axle & Manufacturing, Inc.
04/01/2027	6.500%		2,000	1,980
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%		65,000	62,253
Amgen, Inc.
03/02/2063	5.750%		71,000	68,108
AmWINS Group, Inc.(a)
02/15/2029	6.375%		20,000	20,088
Antero Midstream Partners LP/Finance Corp.(a)
02/01/2032	6.625%		36,000	36,278
Arches Buyer, Inc.(a)
06/01/2028	4.250%		30,000	27,557
12/01/2028	6.125%		36,000	32,126
Archrock Partners LP/Finance Corp.(a)
04/01/2027	6.875%		8,000	8,031
04/01/2028	6.250%		11,000	10,940
09/01/2032	6.625%		12,000	12,007
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2028	2.000%	EUR	100,000	94,008
09/01/2029	4.000%		41,000	35,227
Aretec Escrow Issuer 2, Inc.(a)
08/15/2030	10.000%		31,000	33,814
Aretec Escrow Issuer, Inc.(a)
04/01/2029	7.500%		36,000	35,777
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%		6,000	5,595
Ashland LLC(a)
09/01/2031	3.375%		25,000	21,255
Ashland Services BV(a)
01/30/2028	2.000%	EUR	100,000	98,921
AssuredPartners, Inc.(a)
01/15/2029	5.625%		44,000	44,473
02/15/2032	7.500%		17,000	18,323
AT&T, Inc.
09/04/2036	3.150%	EUR	100,000	98,447
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Avantor Funding, Inc.(a)
11/01/2025	2.625%	EUR	100,000	102,549
07/15/2028	4.625%		21,000	20,039
11/01/2029	3.875%		27,000	24,685
Avient Corp.(a)
08/01/2030	7.125%		8,000	8,184
11/01/2031	6.250%		4,000	3,954
Avis Budget Car Rental LLC/Finance, Inc.(a)
01/15/2030	8.250%		14,000	14,442
02/15/2031	8.000%		19,000	19,443
Avis Budget Finance PLC(a)
07/31/2030	7.250%	EUR	100,000	108,505
Axalta Coating Systems LLC(a)
02/15/2029	3.375%		17,000	15,439
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%		3,000	2,934
Ball Corp.
03/15/2028	6.875%		8,000	8,182
06/15/2029	6.000%		13,000	13,110
Bank of America Corp.(a),(f)
03/22/2031	0.694%	EUR	700,000	640,482
Bank of America Corp.(f)
07/21/2032	2.299%		370,000	308,573
Subordinated
09/21/2036	2.482%		3,000	2,444
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%		16,000	16,642
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%		12,000	11,796
08/01/2030	6.500%		23,000	23,327
Becton Dickinson and Co.
12/15/2026	1.900%	EUR	300,000	306,305
Berkshire Hathaway Finance Corp.
03/18/2030	1.500%	EUR	150,000	145,113
Block, Inc.
06/01/2026	2.750%		30,000	28,894
Block, Inc.(a)
05/15/2032	6.500%		33,000	33,339
Boeing Co. (The)
08/01/2059	3.950%		109,000	72,104
Boyd Gaming Corp.(a)
06/15/2031	4.750%		17,000	15,694
Boyne USA, Inc.(a)
05/15/2029	4.750%		29,000	27,484
BP Capital Markets America, Inc.
11/17/2027	5.017%		25,000	25,265
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Broadcom, Inc.(a)
11/15/2036	3.187%	113,000	91,011
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	44,000	42,562
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	51,000	47,779
02/15/2030	7.000%	37,000	37,678
02/15/2032	6.500%	30,000	30,146
10/15/2032	6.000%	17,000	16,390
Camelot Finance SA(a)
11/01/2026	4.500%	10,000	9,727
Campbell Soup Co.
03/23/2035	4.750%	60,000	56,606
Carnival Corp.(a)
03/01/2026	7.625%	20,000	20,035
03/01/2027	5.750%	20,000	19,934
08/01/2028	4.000%	15,000	14,211
08/15/2029	7.000%	7,000	7,289
Carnival Holdings Bermuda Ltd.(a)
05/01/2028	10.375%	11,000	11,718
Carrier Global Corp.
02/15/2030	2.722%	230,000	205,756
Caterpillar Financial Services Corp.
10/16/2026	4.450%	51,000	51,013
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	41,000	40,270
02/01/2028	5.000%	20,000	19,281
06/01/2029	5.375%	10,000	9,553
03/01/2030	4.750%	42,000	38,351
08/15/2030	4.500%	22,000	19,745
02/01/2031	4.250%	53,000	46,166
02/01/2032	4.750%	46,000	40,345
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	24,000	20,667
CD&R Smokey Buyer, Inc./Radio Systems Corp.(a)
10/15/2029	9.500%	36,000	35,439
CDI Escrow Issuer, Inc.(a)
04/01/2030	5.750%	10,000	9,814
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
04/15/2027	5.375%	23,000	22,692
10/01/2028	6.500%	8,000	8,009
Centene Corp.
12/15/2029	4.625%	16,000	15,127
02/15/2030	3.375%	16,000	14,254
10/15/2030	3.000%	312,000	269,203
08/01/2031	2.625%	51,000	41,990
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(a)
06/15/2029	8.000%	22,000	22,313
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Central Parent, Inc./CDK Global, Inc.(a)
06/15/2029	7.250%	15,000	14,842
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	10,000	9,486
03/15/2029	3.750%	7,000	6,415
03/15/2031	4.000%	9,000	8,014
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	75,000	61,283
12/01/2061	4.400%	5,000	3,321
Cheever Escrow Issuer LLC(a)
10/01/2027	7.125%	11,000	11,145
Chobani Holdco II LLC(a),(h)
10/01/2029	8.750%	18,000	19,037
Chobani LLC/Finance Corp., Inc.(a)
07/01/2029	7.625%	7,000	7,245
CHS/Community Health Systems, Inc.(a)
03/15/2027	5.625%	25,000	23,974
04/15/2029	6.875%	19,000	14,321
05/15/2030	5.250%	38,000	31,239
02/15/2031	4.750%	10,000	7,768
01/15/2032	10.875%	4,000	4,127
Churchill Downs, Inc.(a)
04/01/2027	5.500%	7,000	6,918
05/01/2031	6.750%	9,000	9,075
Cigna Corp.
03/15/2050	3.400%	11,000	7,228
Cigna Group (The)
02/15/2054	5.600%	11,000	10,314
Cinemark USA, Inc.(a)
07/15/2028	5.250%	9,000	8,772
08/01/2032	7.000%	8,000	8,160
Citigroup, Inc.(f)
06/03/2031	2.572%	170,000	148,159
01/25/2033	3.057%	113,000	97,041
Civitas Resources, Inc.(a)
07/01/2028	8.375%	8,000	8,313
11/01/2030	8.625%	7,000	7,334
07/01/2031	8.750%	61,000	63,598
Clarios Global LP/US Finance Co.(a)
05/15/2028	6.750%	16,000	16,287
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	12,000	11,174
07/01/2029	4.875%	45,000	41,957
Clean Harbors, Inc.(a)
02/01/2031	6.375%	2,000	2,010
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	15,000	13,527
09/15/2028	9.000%	10,000	10,470
06/01/2029	7.500%	26,000	22,758
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	15,000	14,443
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	33,000	31,553
02/15/2031	3.750%	51,000	44,383
01/15/2032	3.750%	9,000	7,678
Cleveland-Cliffs, Inc.(a)
11/01/2029	6.875%	8,000	7,911
Cloud Software Group, Inc.(a)
09/30/2029	9.000%	81,000	82,267
06/30/2032	8.250%	47,000	48,460
Clydesdale Acquisition Holdings, Inc.(a)
04/15/2030	8.750%	20,000	20,265
CMS Energy Corp.
11/15/2025	3.600%	682,000	675,624
CNX Midstream Partners LP(a)
04/15/2030	4.750%	46,000	42,005
CNX Resources Corp.(a)
01/15/2029	6.000%	9,000	8,822
01/15/2031	7.375%	5,000	5,134
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	22,000	21,590
Colt Merger Sub, Inc.(a)
07/01/2027	8.125%	17,000	17,172
Comcast Corp.
03/01/2026	3.150%	82,000	80,751
Comstock Resources, Inc.(a)
03/01/2029	6.750%	6,000	5,855
03/01/2029	6.750%	5,000	4,873
Concentra Escrow Issuer Corp.(a)
07/15/2032	6.875%	17,000	17,384
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	50,000	48,666
Constellation Brands, Inc.
08/01/2029	3.150%	14,000	12,896
05/01/2033	4.900%	24,000	23,182
Constellium SE(a)
06/15/2028	5.625%	28,000	27,348
04/15/2029	3.750%	28,000	25,346
08/15/2032	6.375%	21,000	20,391
Cougar JV Subsidiary LLC(a)
05/15/2032	8.000%	7,000	7,263
CSC Holdings LLC(a)
02/01/2028	5.375%	31,000	26,701
01/15/2030	5.750%	11,000	6,254
12/01/2030	4.125%	41,000	29,524
12/01/2030	4.625%	18,000	9,360
02/15/2031	3.375%	11,000	7,756
11/15/2031	5.000%	5,000	2,612
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
CVS Health Corp.
07/20/2045	5.125%		147,000	123,635
Darling Global Finance BV(a)
05/15/2026	3.625%	EUR	100,000	103,475
Darling Ingredients, Inc.(a)
06/15/2030	6.000%		21,000	20,719
DaVita, Inc.(a)
06/01/2030	4.625%		12,000	11,023
Delek Logistics Partners LP/Finance Corp.(a)
03/15/2029	8.625%		49,000	50,678
Delta Air Lines, Inc./SkyMiles IP Ltd.(a)
10/20/2028	4.750%		18,000	17,752
Digital Dutch Finco BV(a)
03/15/2030	1.500%	EUR	200,000	189,099
DISH DBS Corp.(a)
12/01/2028	5.750%		17,000	14,526
DISH Network Corp.(a)
11/15/2027	11.750%		42,000	44,421
DT Midstream, Inc.(a)
06/15/2029	4.125%		7,000	6,550
06/15/2031	4.375%		37,000	33,791
04/15/2032	4.300%		4,000	3,653
DTE Energy Co.
10/01/2026	2.850%		490,000	474,758
07/01/2027	4.950%		150,000	150,582
Duke Energy Corp.
09/01/2046	3.750%		195,000	143,565
EchoStar Corp.
11/30/2029	10.750%		40,723	43,797
EchoStar Corp.(h)
11/30/2030	6.750%		14,442	13,101
Edison International
11/15/2028	5.250%		24,000	24,042
Element Solutions, Inc.(a)
09/01/2028	3.875%		25,000	23,708
Ellucian Holdings, Inc.(a)
12/01/2029	6.500%		11,000	11,036
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.375%	EUR	100,000	109,449
12/15/2030	6.625%		54,000	54,066
EMRLD Borrower LP/Co-Issuer, Inc.(a)
07/15/2031	6.750%		15,000	15,080
Encompass Health Corp.
02/01/2028	4.500%		10,000	9,643
Entegris Escrow Corp.(a)
04/15/2029	4.750%		7,000	6,702
06/15/2030	5.950%		23,000	22,771
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
EQM Midstream Partners LP(a)
07/01/2027	6.500%		13,000	13,175
01/15/2029	4.500%		18,000	17,180
04/01/2029	6.375%		11,000	11,039
01/15/2031	4.750%		49,000	46,093
ERAC USA Finance LLC(a)
11/01/2025	3.800%		13,000	12,909
05/01/2028	4.600%		109,000	108,207
Esab Corp.(a)
04/15/2029	6.250%		11,000	11,141
Exelon Corp.
03/15/2052	4.100%		24,000	18,273
03/15/2053	5.600%		40,000	38,567
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2030	6.750%		25,000	23,051
Fidelity National Information Services, Inc.
05/21/2027	1.500%	EUR	271,000	272,366
FirstEnergy Corp.
03/01/2050	3.400%		38,000	25,750
Focus Financial Partners LLC(a)
09/15/2031	6.750%		24,000	23,847
Freeport-McMoRan, Inc.
09/01/2029	5.250%		36,000	36,009
03/15/2043	5.450%		214,000	199,854
Frontier Communications Holdings LLC(a)
05/15/2030	8.750%		12,000	12,681
03/15/2031	8.625%		34,000	36,156
Gates Corp. (The)(a)
07/01/2029	6.875%		12,000	12,210
General Mills, Inc.
01/30/2027	4.700%		9,000	8,997
Genesee & Wyoming, Inc.(a)
04/15/2032	6.250%		26,000	26,136
Gilead Sciences, Inc.
03/01/2026	3.650%		335,000	331,237
Glatfelter Corp.(a)
11/15/2031	7.250%		18,000	17,606
Goldman Sachs Group, Inc. (The)(f)
10/23/2030	4.692%		46,000	45,059
07/21/2032	2.383%		13,000	10,859
10/21/2032	2.650%		95,000	80,251
Goodyear Tire & Rubber Co. (The)
07/15/2029	5.000%		10,000	9,192
Group 1 Automotive, Inc.(a)
01/15/2030	6.375%		6,000	6,024
GTCR W-2 Merger Sub LLC(a)
01/15/2031	7.500%		41,000	42,952
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%		22,000	20,146
Hanesbrands, Inc.(a)
05/15/2026	4.875%		8,000	7,871
02/15/2031	9.000%		7,000	7,463
HB Fuller Co.
10/15/2028	4.250%		27,000	25,267
HCA, Inc.
09/01/2030	3.500%		128,000	116,222
HealthEquity, Inc.(a)
10/01/2029	4.500%		19,000	17,802
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%		19,000	17,403
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(a)
05/01/2029	7.875%	EUR	100,000	106,039
05/01/2029	8.750%		22,000	22,534
Herc Holdings, Inc.(a)
07/15/2027	5.500%		17,000	16,757
06/15/2029	6.625%		17,000	17,207
Hess Midstream Operations LP(a)
02/15/2026	5.625%		42,000	41,912
Hightower Holding LLC(a)
04/15/2029	6.750%		26,000	25,854
01/31/2030	9.125%		33,000	34,739
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%		5,000	4,849
04/15/2030	6.000%		26,000	24,470
02/01/2031	6.000%		36,000	33,429
04/15/2032	6.250%		9,000	8,286
11/01/2033	8.375%		16,000	16,337
02/15/2035	7.250%		37,000	34,822
Hilton Domestic Operating Co., Inc.(a)
05/01/2025	5.375%		13,000	12,979
03/15/2033	5.875%		6,000	5,899
Hilton Grand Vacations Borrower Escrow LLC(a)
01/15/2032	6.625%		20,000	20,065
Honeywell International, Inc.
11/02/2034	4.125%	EUR	234,000	254,484
HUB International Ltd.(a)
12/01/2029	5.625%		44,000	42,749
01/31/2032	7.375%		15,000	15,215
HUB International, Ltd.(a)
06/15/2030	7.250%		54,000	55,369
iHeartCommunications, Inc.(a)
05/01/2029	9.125%		10,527	9,158
05/01/2030	10.875%		8,308	6,373
08/15/2030	7.750%		7,120	5,571
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%		15,000	15,183
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Ingevity Corp.(a)
11/01/2028	3.875%		24,000	21,929
Innophos Holdings, Inc.(a)
06/15/2029	11.500%		29,140	30,160
Intel Corp.
03/25/2050	4.750%		40,000	30,932
International Business Machines Corp.
02/06/2031	3.625%	EUR	245,000	261,230
IQVIA, Inc.(a)
05/15/2027	5.000%		15,000	14,735
01/15/2028	2.250%	EUR	100,000	99,611
05/15/2030	6.500%		9,000	9,166
Iron Mountain, Inc.(a)
09/15/2027	4.875%		39,000	38,020
03/15/2028	5.250%		26,000	25,450
07/15/2028	5.000%		15,000	14,477
01/15/2033	6.250%		10,000	9,976
JPMorgan Chase & Co.(f)
07/22/2030	4.995%		86,000	85,671
10/22/2030	4.603%		59,000	57,890
11/08/2032	2.545%		155,000	130,774
JPMorgan Chase & Co.(a),(f)
07/25/2031	1.001%	EUR	600,000	554,113
Kaiser Aluminum Corp.(a)
03/01/2028	4.625%		4,000	3,764
06/01/2031	4.500%		15,000	13,234
KAR Auction Services, Inc.(a)
06/01/2025	5.125%		8,000	7,970
Kinder Morgan Energy Partners LP
09/01/2044	5.400%		40,000	36,406
Kodiak Gas Services LLC(a)
02/15/2029	7.250%		35,000	35,694
Kraft Heinz Foods Co.(a)
05/25/2028	2.250%	EUR	400,000	407,042
L Brands, Inc.(a)
07/01/2025	9.375%		4,000	4,068
10/01/2030	6.625%		5,000	5,039
L Brands, Inc.
06/15/2029	7.500%		7,000	7,213
11/01/2035	6.875%		16,000	16,361
L3Harris Technologies, Inc.
07/31/2033	5.400%		10,000	9,975
Ladder Capital Finance Holdings LLLP(a)
07/15/2031	7.000%		19,000	19,519
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%		50,000	49,933
02/01/2027	4.250%		5,000	4,822
06/15/2029	4.750%		12,000	11,323
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lamb Weston Holdings, Inc.(a)
01/31/2030	4.125%	16,000	14,637
LCM Investments Holdings II LLC(a)
05/01/2029	4.875%	27,000	25,211
08/01/2031	8.250%	15,000	15,546
Leeward Renewable Energy Operations LLC(a)
07/01/2029	4.250%	5,000	4,573
Light & Wonder International, Inc.(a)
09/01/2031	7.500%	8,000	8,240
Lightning Power LLC(a)
08/15/2032	7.250%	7,000	7,205
Lithia Motors, Inc.(a)
01/15/2031	4.375%	8,000	7,259
Live Nation Entertainment, Inc.(a)
03/15/2026	5.625%	36,000	35,886
Lockheed Martin Corp.
08/15/2034	4.800%	16,000	15,529
Lowe’s Companies, Inc.
04/01/2062	4.450%	85,000	65,725
Madison IAQ LLC(a)
06/30/2028	4.125%	4,000	3,784
06/30/2029	5.875%	31,000	29,259
Masterbrand, Inc.(a)
07/15/2032	7.000%	5,000	5,036
Matador Resources Co.(a)
04/15/2028	6.875%	11,000	11,150
04/15/2032	6.500%	28,000	27,650
04/15/2033	6.250%	14,000	13,609
Match Group Holdings II LLC(a)
10/01/2031	3.625%	25,000	21,335
Match Group, Inc.(a)
12/15/2027	5.000%	27,000	26,129
06/01/2028	4.625%	7,000	6,670
McGraw-Hill Education, Inc.(a)
09/01/2031	7.375%	16,000	16,380
Medline Borrower LP/Co-Issuer, Inc.(a)
04/01/2029	6.250%	20,000	20,204
Meritage Homes Corp.(a)
04/15/2029	3.875%	18,000	16,840
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	24,000	22,631
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	62,000	58,953
Morgan Stanley(f)
10/18/2030	4.654%	163,000	159,538
Subordinated
09/16/2036	2.484%	148,000	120,376
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%		8,000	7,411
10/01/2029	5.250%		79,000	76,058
Nabors Industries Ltd.(a)
01/15/2028	7.500%		26,000	24,129
Nabors Industries, Inc.(a)
05/15/2027	7.375%		5,000	4,996
01/31/2030	9.125%		21,000	21,340
08/15/2031	8.875%		35,000	32,504
Navient Corp.
03/15/2028	4.875%		26,000	24,776
03/15/2029	5.500%		11,000	10,375
03/15/2031	11.500%		25,000	27,967
08/01/2033	5.625%		25,000	21,624
NCL Corp., Ltd.(a)
03/15/2026	5.875%		20,000	19,979
02/15/2029	7.750%		16,000	16,800
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%		32,000	34,618
NCR Corp.(a)
10/01/2028	5.000%		22,000	21,145
04/15/2029	5.125%		3,000	2,871
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%		27,000	25,132
Netflix, Inc.
04/15/2028	4.875%		56,000	56,228
11/15/2028	5.875%		17,000	17,611
05/15/2029	4.625%	EUR	250,000	277,214
05/15/2029	6.375%		3,000	3,177
Netflix, Inc.(a)
11/15/2029	5.375%		24,000	24,454
06/15/2030	4.875%		40,000	39,814
Newell Brands, Inc.
09/15/2027	6.375%		3,000	3,025
05/15/2030	6.375%		8,000	8,028
05/15/2032	6.625%		8,000	8,054
NextEra Energy Operating Partners LP(a)
10/15/2026	3.875%		36,000	34,435
09/15/2027	4.500%		79,000	75,290
01/15/2029	7.250%		16,000	16,375
NiSource, Inc.
05/01/2030	3.600%		36,000	33,568
02/15/2031	1.700%		59,000	48,267
Noble Finance II LLC(a)
04/15/2030	8.000%		15,000	15,146
Norfolk Southern Corp.
06/15/2026	2.900%		95,000	92,803
Northrop Grumman Corp.
02/01/2029	4.600%		43,000	42,652
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Novelis Corp.(a)
01/30/2030	4.750%		33,000	30,597
08/15/2031	3.875%		12,000	10,344
NRG Energy, Inc.(a)
02/15/2029	3.375%		12,000	10,883
07/15/2029	5.750%		17,000	16,683
02/15/2031	3.625%		70,000	61,145
02/01/2033	6.000%		13,000	12,628
11/01/2034	6.250%		10,000	9,813
NuStar Logistics LP
10/01/2025	5.750%		43,000	42,971
06/01/2026	6.000%		20,000	20,013
04/28/2027	5.625%		24,000	23,861
Occidental Petroleum Corp.
08/01/2027	5.000%		5,000	5,007
10/01/2054	6.050%		8,000	7,533
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%		24,000	22,478
11/15/2028	9.750%		51,000	54,083
10/01/2029	6.250%		4,000	3,803
06/15/2031	7.250%		36,000	36,548
OneMain Finance Corp.
05/15/2029	6.625%		34,000	34,416
03/15/2030	7.875%		18,000	18,779
09/15/2030	4.000%		16,000	14,163
05/15/2031	7.500%		17,000	17,467
11/15/2031	7.125%		7,000	7,130
Optics Bidco SpA(a)
07/18/2036	7.200%		3,000	3,074
06/04/2038	7.721%		12,000	12,675
Organon & Co./Foreign Debt Co-Issuer BV(a)
04/30/2028	2.875%	EUR	100,000	100,602
Organon Finance 1 LLC(a)
04/30/2028	4.125%		19,000	17,856
04/30/2031	5.125%		25,000	22,480
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%		29,000	28,241
01/15/2029	4.250%		9,000	8,375
03/15/2030	4.625%		18,000	16,619
02/15/2031	7.375%		6,000	6,270
Pacific Gas and Electric Co.
07/01/2050	4.950%		65,000	56,400
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%		39,000	38,967
Panther Escrow Issuer LLC(a)
06/01/2031	7.125%		34,000	34,334
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
10/01/2028	5.875%		12,000	11,749
05/15/2029	4.875%		20,000	18,811
02/01/2030	7.000%		9,000	9,129
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	1,100,000	1,097,756
Penn National Gaming, Inc.(a)
01/15/2027	5.625%	3,000	2,954
07/01/2029	4.125%	19,000	16,989
Pepsico Singapore Financing I Pte Ltd.
02/16/2027	4.650%	11,000	11,040
Performance Food Group, Inc.(a)
09/15/2032	6.125%	10,000	9,994
Permian Resources Operating LLC(a)
01/15/2032	7.000%	86,000	87,433
02/01/2033	6.250%	12,000	11,848
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	32,000	30,188
02/15/2029	7.750%	39,000	37,689
Picard Midco, Inc.(a)
03/31/2029	6.500%	43,000	42,200
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	30,000	24,778
Playtika Holding Corp.(a)
03/15/2029	4.250%	16,000	14,488
Post Holdings, Inc.(a)
04/15/2030	4.625%	29,000	26,728
09/15/2031	4.500%	28,000	25,083
02/15/2032	6.250%	17,000	16,882
10/15/2034	6.250%	11,000	10,745
Prestige Brands, Inc.(a)
01/15/2028	5.125%	11,000	10,729
Provident Funding Associates LP/PFG Finance Corp.(a)
09/15/2029	9.750%	28,000	28,717
Raytheon Technologies Corp.
03/15/2027	3.500%	123,000	119,910
03/15/2032	2.375%	97,000	80,550
Resideo Funding, Inc.(a)
09/01/2029	4.000%	13,000	11,772
07/15/2032	6.500%	24,000	24,022
RHP Hotel Properties LP/Finance Corp.(a)
07/15/2028	7.250%	5,000	5,128
04/01/2032	6.500%	16,000	16,075
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	10,000	9,717
09/15/2029	4.000%	9,000	8,144
Roblox Corp.(a)
05/01/2030	3.875%	34,000	30,644
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
03/01/2029	3.625%	15,000	13,552
03/01/2031	3.875%	27,000	23,523
10/15/2033	4.000%	54,000	44,955
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Royal Caribbean Cruises Ltd.(a)
08/31/2026	5.500%		20,000	19,982
09/30/2031	5.625%		20,000	19,669
03/15/2032	6.250%		9,000	9,116
02/01/2033	6.000%		24,000	23,945
Ryan Specialty LLC(a)
08/01/2032	5.875%		27,000	26,720
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%		45,000	43,127
Scientific Games International, Inc.(a)
05/15/2028	7.000%		8,000	8,020
11/15/2029	7.250%		8,000	8,177
Scotts Miracle-Gro Co. (The)
02/01/2032	4.375%		12,000	10,458
Select Medical Corp.(a)
12/01/2032	6.250%		21,000	20,216
Sempra Energy
06/15/2027	3.250%		260,000	250,244
Sensata Technologies, Inc.(a)
07/15/2032	6.625%		13,000	12,978
Service Properties Trust(a)
11/15/2031	8.625%		11,000	11,463
Shea Homes LP/Funding Corp.
02/15/2028	4.750%		18,000	17,164
Shift4 Payments LLC/Finance Sub, Inc.(a)
08/15/2032	6.750%		13,000	13,226
Silgan Holdings, Inc.
06/01/2028	2.250%	EUR	100,000	98,788
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%		35,000	32,359
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%		47,000	45,170
08/01/2027	5.000%		20,000	19,440
07/01/2030	4.125%		20,000	17,454
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%		40,000	40,846
Six Flags Entertainment Corp./Theme Parks, Inc.(a)
05/01/2032	6.625%		29,000	29,378
Six Flags Theme Parks, Inc.(a)
07/01/2025	7.000%		5,000	5,003
SM Energy Co.
09/15/2026	6.750%		23,000	22,992
SM Energy Co.(a)
08/01/2029	6.750%		13,000	12,870
08/01/2032	7.000%		24,000	23,632
Spirit AeroSystems, Inc.(a)
11/30/2029	9.375%		14,000	15,008
11/15/2030	9.750%		13,000	14,375
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Springleaf Finance Corp.
11/15/2029	5.375%	2,000	1,925
SS&C Technologies, Inc.(a)
06/01/2032	6.500%	14,000	14,124
Standard Building Solutions, Inc.(a)
08/15/2032	6.500%	9,000	9,024
Standard Industries, Inc.(a)
02/15/2027	5.000%	10,000	9,782
Star Parent, Inc.(a)
10/01/2030	9.000%	58,000	60,246
Summit Materials LLC/Finance Corp.(a)
01/15/2029	5.250%	4,000	4,016
01/15/2031	7.250%	18,000	19,093
Sunoco LP(a)
05/01/2029	7.000%	26,000	26,681
05/01/2032	7.250%	18,000	18,593
Sunoco LP/Finance Corp.(a)
09/15/2028	7.000%	13,000	13,292
Sunoco LP/Finance Corp.
05/15/2029	4.500%	10,000	9,404
Surgery Center Holdings, Inc.(a)
04/15/2032	7.250%	16,000	16,323
Tallgrass Energy Partners LP/Finance Corp.(a)
02/15/2029	7.375%	35,000	35,104
Tenet Healthcare Corp.
02/01/2027	6.250%	44,000	43,928
11/01/2027	5.125%	14,000	13,728
06/15/2028	4.625%	8,000	7,662
10/01/2028	6.125%	25,000	24,968
01/15/2030	4.375%	34,000	31,567
05/15/2031	6.750%	14,000	14,144
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	32,000	30,745
01/15/2030	4.750%	31,000	28,702
T-Mobile US, Inc.
02/15/2029	2.625%	26,000	23,653
02/15/2031	2.875%	14,000	12,278
04/15/2031	3.500%	53,000	48,053
TransDigm, Inc.(a)
08/15/2028	6.750%	20,000	20,196
03/01/2029	6.375%	44,000	44,136
12/15/2030	6.875%	27,000	27,472
03/01/2032	6.625%	45,000	45,410
01/15/2033	6.000%	36,000	35,284
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	42,000	41,709
Transocean Aquila Ltd.(a)
09/30/2028	8.000%	24,508	25,077
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%	26,000	26,523
Transocean, Inc.(a)
05/15/2029	8.250%	10,000	9,813
05/15/2031	8.500%	15,000	14,709
Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	25,000	24,805
UKG, Inc.(a)
02/01/2031	6.875%	42,000	42,619
United Airlines, Inc.(a)
04/15/2026	4.375%	12,000	11,795
United Wholesale Mortgage LLC(a)
06/15/2027	5.750%	11,000	10,865
04/15/2029	5.500%	2,000	1,921
UnitedHealth Group, Inc.
07/15/2064	5.750%	7,000	6,807
Univision Communications, Inc.(a)
08/15/2028	8.000%	27,000	27,494
06/30/2030	7.375%	10,000	9,577
US Bancorp(f)
06/12/2034	5.836%	57,000	58,110
US Foods, Inc.(a)
09/15/2028	6.875%	12,000	12,268
02/15/2029	4.750%	14,000	13,422
06/01/2030	4.625%	16,000	14,995
01/15/2032	7.250%	12,000	12,381
USA Compression Partners LP/Finance Corp.
09/01/2027	6.875%	5,000	5,017
USA Compression Partners LP/Finance Corp.(a)
03/15/2029	7.125%	11,000	11,190
USI, Inc.(a)
01/15/2032	7.500%	14,000	14,477
UWM Holdings LLC(a)
02/01/2030	6.625%	18,000	17,886
Vail Resorts, Inc.(a)
05/15/2032	6.500%	14,000	14,151
Velocity Vehicle Group LLC(a)
06/01/2029	8.000%	4,000	4,159
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	28,000	25,728
08/15/2031	4.125%	37,000	33,199
11/01/2033	3.875%	20,000	17,198
Venture Global LNG, Inc.(a),(f),(g)
	9.000%	29,000	30,327
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Venture Global LNG, Inc.(a)
02/01/2029	9.500%		14,000	15,472
01/15/2030	7.000%		15,000	15,229
06/01/2031	8.375%		27,000	28,156
02/01/2032	9.875%		36,000	39,558
Verizon Communications, Inc.
03/21/2031	2.550%		357,000	307,597
Viking Cruises Ltd.(a)
09/15/2027	5.875%		20,000	19,849
02/15/2029	7.000%		26,000	26,093
07/15/2031	9.125%		24,000	25,789
Vistra Operations Co. LLC(a)
09/01/2026	5.500%		15,000	14,964
05/01/2029	4.375%		11,000	10,357
10/15/2031	7.750%		75,000	78,566
04/15/2032	6.875%		13,000	13,307
Warnermedia Holdings, Inc.
05/17/2033	4.693%	EUR	238,000	246,458
03/15/2052	5.141%		4,000	2,978
03/15/2062	5.391%		51,000	37,536
Waste Pro USA, Inc.(a)
02/15/2026	5.500%		41,000	40,950
Watco Cos LLC/Finance Corp.(a)
08/01/2032	7.125%		37,000	38,167
Wells Fargo & Co.(f)
10/30/2030	2.879%		5,000	4,512
WESCO Distribution, Inc.(a)
06/15/2028	7.250%		18,000	18,301
03/15/2029	6.375%		21,000	21,247
03/15/2032	6.625%		27,000	27,389
White Cap Buyer LLC(a)
10/15/2028	6.875%		35,000	34,575
Williams Companies, Inc. (The)
08/15/2028	5.300%		40,000	40,380
Williams Scotsman, Inc.(a)
06/15/2029	6.625%		9,000	9,104
Windstream Escrow LLC/Finance Corp.(a)
10/01/2031	8.250%		28,000	28,915
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%		31,000	27,183
WR Grace Holdings LLC(a)
06/15/2027	4.875%		42,000	40,690
08/15/2029	5.625%		52,000	47,894
03/01/2031	7.375%		5,000	5,106
Wynn Resorts Finance LLC/Capital Corp.(a)
10/01/2029	5.125%		7,000	6,705
03/15/2033	6.250%		22,000	21,577
XHR LP(a)
05/15/2030	6.625%		7,000	7,023
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Zebra Technologies Corp.(a)
06/01/2032	6.500%		38,000	38,521
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%		43,000	38,982
Total				21,404,221
Total Corporate Bonds & Notes (Cost $41,262,814)				39,275,679

Foreign Government Obligations(d),(i) 14.8%

Angola 0.2%
Angolan Government International Bond(a)
11/26/2049	9.125%		200,000	159,841
Australia 0.5%
NBN Co., Ltd.(a)
03/15/2029	4.125%	EUR	400,000	434,051
Brazil 0.4%
Brazilian Government International Bond
06/12/2030	3.875%		400,000	351,781
Canada 0.1%
NOVA Chemicals Corp.(a)
05/01/2025	5.000%		15,000	14,930
06/01/2027	5.250%		12,000	11,652
11/15/2028	8.500%		8,000	8,470
02/15/2030	9.000%		22,000	23,207
12/01/2031	7.000%		10,000	9,967
Total				68,226
Chile 0.4%
Corp Nacional del Cobre de Chile(a)
01/30/2050	3.700%		200,000	133,472
Corporación Nacional del Cobre de Chile(a)
01/26/2036	6.440%		200,000	203,418
Total				336,890
Colombia 0.8%
Colombia Government International Bond
01/30/2030	3.000%		400,000	333,077
04/15/2031	3.125%		200,000	158,874
06/15/2045	5.000%		200,000	134,840
Total				626,791
Dominican Republic 0.4%
Dominican Republic International Bond(a)
04/20/2027	8.625%		200,000	205,226
01/30/2060	5.875%		150,000	127,239
Total				332,465
Foreign Government Obligations(d),(i) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Egypt 0.4%
Egypt Government International Bond(a)
03/01/2049	8.700%		355,000	279,096
France 0.2%
Electricite de France SA(a),(f),(g)
	6.000%	GBP	100,000	124,722
Germany 1.0%
Bundesrepublik Deutschland Bundesanleihe(a)
02/15/2026	0.500%	EUR	400,000	407,193
08/15/2028	0.250%	EUR	190,000	185,039
Bundesrepublik Deutschland Bundesanleihe(a),(j)
02/15/2030	0.000%	EUR	250,000	233,016
Total				825,248
India 0.7%
Export-Import Bank of India(a)
01/15/2030	3.250%		200,000	182,482
Greenko Dutch BV(a)
03/29/2026	3.850%		179,000	173,928
Indian Railway Finance Corp., Ltd.(a)
02/13/2030	3.249%		200,000	181,329
Total				537,739
Indonesia 0.7%
Indonesia Government International Bond(a)
01/08/2027	4.350%		400,000	394,540
Perusahaan Penerbit SBSN Indonesia III(a)
06/23/2025	2.300%		200,000	197,050
Total				591,590
Ireland 0.1%
Permanent TSB Group Holdings PLC(a),(f)
06/30/2029	6.625%	EUR	100,000	114,384
Ivory Coast 0.5%
Ivory Coast Government International Bond(a)
03/03/2028	6.375%		250,000	247,799
06/15/2033	6.125%		200,000	178,002
Total				425,801
Kazakhstan 0.2%
KazMunayGas National Co., JSC(a)
10/24/2048	6.375%		200,000	185,071
Luxembourg 0.2%
P3 Group Sarl(a)
01/26/2029	1.625%	EUR	190,000	182,598
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Foreign Government Obligations(d),(i) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Mexico 1.2%
Comision Federal de Electricidad(a)
07/26/2033	3.875%		200,000	161,043
Mexico Government International Bond
05/24/2031	2.659%		400,000	324,258
05/29/2031	7.750%	MXN	1,010,000	43,268
05/07/2036	6.000%		200,000	188,148
Petroleos Mexicanos
02/12/2048	6.350%		360,000	235,659
Total				952,376
Mongolia 0.2%
Mongolia Government International Bond(a)
07/07/2031	4.450%		200,000	173,095
Netherlands 0.6%
Stedin Holding NV(a),(f),(g)
	1.500%	EUR	150,000	148,387
TenneT Holding BV(a),(f),(g)
	2.374%	EUR	250,000	256,497
	4.875%	EUR	100,000	107,472
Total				512,356
Nigeria 0.2%
Nigeria Government International Bond(a)
11/28/2047	7.625%		200,000	152,277
Oman 0.3%
Oman Government International Bond(a)
01/17/2048	6.750%		200,000	202,857
Panama 0.5%
Panama Government International Bond
01/23/2030	3.160%		200,000	167,029
07/23/2060	3.870%		400,000	209,296
Total				376,325
Paraguay 0.2%
Paraguay Government International Bond(a)
03/30/2050	5.400%		200,000	169,700
Qatar 0.5%
Qatar Government International Bond(a)
03/14/2029	4.000%		400,000	389,522
Romania 0.3%
Romanian Government International Bond(a)
02/14/2051	4.000%		342,000	215,410
Foreign Government Obligations(d),(i) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Saudi Arabia 1.6%
Gaci First Investment Co.(a)
10/13/2032	5.250%		771,000	761,489
02/14/2053	5.125%		250,000	209,109
Saudi Arabian Oil Co.(a)
04/16/2029	3.500%		300,000	281,375
Total				1,251,973
Senegal 0.2%
Senegal Government International Bond(a)
05/23/2033	6.250%		200,000	159,511
Serbia 0.5%
Serbia International Bond(a)
12/01/2030	2.125%		500,000	406,261
South Africa 0.2%
Republic of South Africa Government International Bond
09/30/2049	5.750%		200,000	149,815
South Korea 0.3%
Korea Treasury Bond
03/10/2028	3.250%	KRW	327,380,000	227,805
Turkey 0.2%
Turkey Government International Bond
01/14/2041	6.000%		200,000	164,068
United Arab Emirates 1.0%
Abu Dhabi Government International Bond(a)
09/30/2049	3.125%		250,000	166,024
04/16/2050	3.875%		200,000	152,943
DP World PLC(a)
07/02/2037	6.850%		400,000	434,330
Total				753,297
Total Foreign Government Obligations (Cost $12,794,557)				11,832,942

Residential Mortgage-Backed Securities - Agency 0.3%

United States 0.3%
Federal National Mortgage Association(b),(k)
CMO Series 2019-33 Class SB
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 07/25/2049	1.367%		106,903	10,989
Federal National Mortgage Association(k)
CMO Series 2021-3 Class TI
02/25/2051	2.500%		486,621	81,751
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(b),(k)
CMO Series 2017-141 Class ES
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 09/20/2047	1.715%	77,165	9,425
CMO Series 2018-155 Class ES
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 11/20/2048	1.615%	55,911	5,497
CMO Series 2019-23 Class LS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 02/20/2049	1.565%	224,025	23,284
CMO Series 2019-23 Class SQ
1-month Term SOFR + 6.164% Cap 6.050% 02/20/2049	1.565%	275,159	32,403
CMO Series 2021-46 Class SE
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 03/20/2051	1.815%	245,711	29,823
Total			193,172
Total Residential Mortgage-Backed Securities - Agency (Cost $263,916)			193,172

Residential Mortgage-Backed Securities - Non-Agency 10.8%

United States 10.8%
A&D Mortgage Trust(a),(f)
CMO Series 2024-NQM3 Class A1
07/25/2069	6.451%	703,960	710,599
Angel Oak Mortgage Trust(a),(f)
CMO Series 2024-6 Class A1
11/25/2067	4.650%	622,239	602,730
BVRT Financing Trust(a),(b),(l)
CMO Series 2021-3F Class M2
30-day Average SOFR + 2.900% Floor 2.900% 07/12/2033	4.187%	185,800	185,800
CHNGE Mortgage Trust(a),(c)
CMO Series 2023-3 Class M1
07/25/2058	8.271%	300,000	306,879
Subordinated CMO Series 2022-2 Class B1
03/25/2067	4.621%	650,000	504,202
CIM Trust(a),(f)
CMO Series 2021-NR2 Class A1
07/25/2059	2.568%	148,279	148,001
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Deephaven Residential Mortgage Trust(a),(c)
CMO Series 2020-2 Class M1
05/25/2065	4.112%	250,000	240,356
Homeward Opportunities Fund I Trust(a),(c)
Subordinated CMO Series 2020-2 Class B1
05/25/2065	5.450%	389,000	373,002
HTAP Issuer Trust(a)
CMO Series 2024-2 Class A
04/25/2042	6.500%	96,841	94,295
LHOME Mortgage Trust(a),(f)
CMO Series 2024-RTL1 Class A1
01/25/2029	7.017%	400,000	403,317
CMO Series 2024-RTL2 Class A1
03/25/2029	7.128%	300,000	303,575
MFA Trust(f)
CMO Series 2024-NPL1 Class A1
10/25/2062	6.330%	488,043	486,978
New Residential Mortgage Loan Trust(a),(c)
Subordinated CMO Series 2019-RPL3 Class B3
07/25/2059	3.992%	500,000	375,352
OBX Trust(a),(c)
CMO Series 2021-NQM2 Class A1
05/25/2061	1.101%	372,950	302,754
CMO Series 2021-NQM3 Class A1
07/25/2061	1.054%	294,531	237,123
Preston Ridge Partners Mortgage Trust(a),(c)
CMO Series 2022-NQM1 Class M1
08/25/2067	5.430%	248,000	242,114
PRET LLC(a),(f)
CMO Series 2024-NPL1 Class A2
01/25/2054	9.798%	500,000	498,898
PRET LLC(a),(f),(l),(m)
CMO Series 2024-NPL9 Class A2
12/25/2054	8.595%	350,000	350,000
Pretium Mortgage Credit Partners(a),(f)
CMO Series 2022-NPL1 Class A1
01/25/2052	2.981%	220,256	220,105
PRPM LLC(a),(f),(l),(m)
CMO Series 2024-8 Class A1
12/25/2029	5.911%	500,000	500,000
PRPM Trust(a),(c)
Subordinated CMO Series 2022-NQM1 Class B1
08/25/2067	5.432%	250,000	239,651
SG Residential Mortgage Trust(a),(c)
CMO Series 2019-3 Class M1
09/25/2059	3.526%	400,000	397,050
Stanwich Mortgage Loan Co. LLC(a),(f)
CMO Series 2021-NPB1 Class A2
10/16/2026	4.375%	500,000	478,758
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verus Securitization Trust(a),(c)
CMO Series 2020-1 Class M1
01/25/2060	3.021%	400,000	381,362
Total			8,582,901
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $8,495,352)			8,582,901

Senior Loans 0.1%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
United States 0.1%
Ascend Learning LLC(b),(n)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/11/2028	7.957%	32,010	32,150
2nd Lien Term Loan
1-month Term SOFR + 5.750% Floor 0.500% 12/10/2029	10.207%	20,000	19,800
UKG, Inc.(b),(n)
1st Lien Term Loan
3-month Term SOFR + 3.000% 02/10/2031	7.617%	14,813	14,907
Total			66,857
Total Senior Loans (Cost $66,597)			66,857

U.S. Treasury Obligations 2.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 2.5%
U.S. Treasury
05/31/2026	4.875%	2,000,000	2,016,797
Total U.S. Treasury Obligations (Cost $2,002,891)			2,016,797

Money Market Funds 6.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.573%(o),(p)	5,197,516	5,196,477
Total Money Market Funds (Cost $5,196,455)		5,196,477
Total Investments in Securities (Cost $78,651,964)		74,985,548
Other Assets & Liabilities, Net		4,806,413
Net Assets		$79,791,961
At December 31, 2024, securities and/or cash totaling $428,544 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
20,938,000 EUR	22,025,876 USD	HSBC	01/17/2025	324,839	—
2,935,000 GBP	3,727,834 USD	UBS	01/17/2025	53,960	—
Total				378,799	—

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	46	03/2025	USD	5,002,500	—	(87,724)
U.S. Treasury 5-Year Note	165	03/2025	USD	17,540,274	—	(75,093)
U.S. Treasury Ultra Bond	11	03/2025	USD	1,307,969	—	(74,926)
Total					—	(237,743)

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 43	Morgan Stanley	12/20/2029	5.000	Quarterly	USD	1,200,000	(10,003)	—	—	—	(10,003)
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At December 31, 2024, the total value of these securities amounted to $53,002,343, which represents 66.43% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of December 31, 2024.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of December 31, 2024.

(d)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(e)	Represents a security in default.
(f)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of December 31, 2024.

(g)	Perpetual security with no specified maturity date.
(h)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(i)	Principal and interest may not be guaranteed by a governmental entity.
(j)	Zero coupon bond.
(k)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(l)	Valuation based on significant unobservable inputs.
(m)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At December 31, 2024, the total value of these securities amounted to $850,000, which represents 1.07% of total net assets.

(n)
The stated interest rate represents the weighted average interest rate at December 31, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(o)	The rate shown is the seven-day current annualized yield at December 31, 2024.
(p)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended December 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.573%
	5,802,206	46,544,535	(47,150,052)	(212)	5,196,477	(592)	316,800	5,197,516
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
Currency Legend
EUR	Euro
GBP	British Pound
KRW	South Korean Won
MXN	Mexican Peso
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Currency Legend (continued)
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities - Non-Agency	—	7,261,256	—	7,261,256
Commercial Mortgage-Backed Securities - Non-Agency	—	559,467	—	559,467
Corporate Bonds & Notes	—	39,275,679	—	39,275,679
Foreign Government Obligations	—	11,832,942	—	11,832,942
Residential Mortgage-Backed Securities - Agency	—	193,172	—	193,172
Residential Mortgage-Backed Securities - Non-Agency	—	7,547,101	1,035,800	8,582,901
Senior Loans	—	66,857	—	66,857
U.S. Treasury Obligations	—	2,016,797	—	2,016,797
Money Market Funds	5,196,477	—	—	5,196,477
Total Investments in Securities	5,196,477	68,753,271	1,035,800	74,985,548
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	378,799	—	378,799
Liability
Futures Contracts	(237,743)	—	—	(237,743)
Swap Contracts	—	(10,003)	—	(10,003)
Total	4,958,734	69,122,067	1,035,800	75,116,601
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Fair value measurements   (continued)
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
	Balance as of 12/31/2023 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 12/31/2024 ($)
Asset-Backed Securities — Non-Agency	208,220	—	—	—	—	—	—	(208,220)	—
Residential Mortgage-Backed Securities — Non-Agency	438,036	—	—	4	849,996	(252,236)	—	—	1,035,800
Total	646,256	—	—	4	849,996	(252,236)	—	(208,220)	1,035,800
(a) Change in unrealized appreciation (depreciation) relating to securities held at December 31, 2024 was $4, which is comprised of Residential Mortgage-Backed Securities - Non-Agency.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. The following table is a summary of valuation technique(s) used to value the Fund’s investments at December 31, 2024:
	Valuation Technique	Value ($)
Residential Mortgage-Backed Securities - Non-Agency	Single Market Quotes from Broker	1,035,800
The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would have resulted in a significantly higher (lower) fair value measurement.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Statement of Assets and Liabilities
December 31, 2024

Assets
Investments in securities, at value
Unaffiliated issuers (cost $73,455,509)	$69,789,071
Affiliated issuers (cost $5,196,455)	5,196,477
Cash	571
Foreign currency (cost $3,663,856)	3,518,267
Margin deposits on:
Futures contracts	367,000
Swap contracts	61,544
Unrealized appreciation on forward foreign currency exchange contracts	378,799
Receivable for:
Investments sold	37
Capital shares sold	64
Dividends	21,030
Interest	801,930
Foreign tax reclaims	3,129
Expense reimbursement due from Investment Manager	715
Prepaid expenses	4,031
Total assets	80,142,665
Liabilities
Payable for:
Capital shares redeemed	111,208
Variation margin for futures contracts	30,344
Variation margin for swap contracts	1,027
Management services fees	1,420
Distribution and/or service fees	311
Service fees	4,086
Compensation of chief compliance officer	14
Accounting services fees	21,249
Compensation of board members	395
Other expenses	19,058
Deferred compensation of board members	161,592
Total liabilities	350,704
Net assets applicable to outstanding capital stock	$79,791,961
Represented by
Paid in capital	92,051,431
Total distributable earnings (loss)	(12,259,470)
Total - representing net assets applicable to outstanding capital stock	$79,791,961
Class 1
Net assets	$308,753
Shares outstanding	39,578
Net asset value per share	$7.80
Class 2
Net assets	$11,454,663
Shares outstanding	1,497,987
Net asset value per share	$7.65
Class 3
Net assets	$68,028,545
Shares outstanding	8,795,595
Net asset value per share	$7.73
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Statement of Operations
Year Ended December 31, 2024

Net investment income
Income:
Dividends — affiliated issuers	$316,800
Interest	3,843,165
Foreign taxes withheld	(630)
Total income	4,159,335
Expenses:
Management services fees	529,480
Distribution and/or service fees
Class 2	27,561
Class 3	87,837
Service fees	48,891
Custodian fees	37,794
Printing and postage fees	25,966
Accounting services fees	44,624
Legal fees	12,817
Compensation of chief compliance officer	14
Compensation of board members	11,397
Deferred compensation of board members	37,657
Other	7,307
Total expenses	871,345
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(275,310)
Total net expenses	596,035
Net investment income	3,563,300
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(1,242,866)
Investments — affiliated issuers	(592)
Foreign currency translations	20,492
Forward foreign currency exchange contracts	1,018,777
Futures contracts	(339,887)
Swap contracts	(164,336)
Net realized loss	(708,412)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	319,325
Investments — affiliated issuers	(212)
Foreign currency translations	(208,360)
Forward foreign currency exchange contracts	794,176
Futures contracts	(1,124,856)
Swap contracts	727
Net change in unrealized appreciation (depreciation)	(219,200)
Net realized and unrealized loss	(927,612)
Net increase in net assets resulting from operations	$2,635,688
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Statement of Changes in Net Assets

	Year Ended December 31, 2024	Year Ended December 31, 2023
Operations
Net investment income	$3,563,300	$3,458,676
Net realized loss	(708,412)	(4,214,949)
Net change in unrealized appreciation (depreciation)	(219,200)	8,194,296
Net increase in net assets resulting from operations	2,635,688	7,438,023
Distributions to shareholders
Net investment income and net realized gains
Class 1	(3,701)	(315)
Class 2	(336,608)	(308,707)
Class 3	(2,326,748)	(2,268,288)
Total distributions to shareholders	(2,667,057)	(2,577,310)
Decrease in net assets from capital stock activity	(1,733,136)	(3,868,404)
Total increase (decrease) in net assets	(1,764,505)	992,309
Net assets at beginning of year	81,556,466	80,564,157
Net assets at end of year	$79,791,961	$81,556,466

	Year Ended		Year Ended
	December 31, 2024		December 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	45,794	354,826	—	—
Distributions reinvested	491	3,701	43	315
Shares redeemed	(8,023)	(62,672)	—	—
Net increase	38,262	295,855	43	315
Class 2
Shares sold	253,520	1,917,339	147,425	1,072,823
Distributions reinvested	45,426	336,608	42,877	308,707
Shares redeemed	(164,518)	(1,246,009)	(208,049)	(1,516,947)
Net increase (decrease)	134,428	1,007,938	(17,747)	(135,417)
Class 3
Shares sold	312,359	2,394,159	176,580	1,305,153
Distributions reinvested	310,647	2,326,748	312,007	2,268,288
Shares redeemed	(1,015,959)	(7,757,836)	(993,545)	(7,306,743)
Net decrease	(392,953)	(3,036,929)	(504,958)	(3,733,302)
Total net decrease	(220,263)	(1,733,136)	(522,662)	(3,868,404)
The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class 1
Year Ended 12/31/2024	$7.81	0.35	(0.10)	0.25	(0.26)	(0.26)
Year Ended 12/31/2023	$7.34	0.33	0.39	0.72	(0.25)	(0.25)
Year Ended 12/31/2022	$8.77	0.26	(1.42)	(1.16)	(0.27)	(0.27)
Year Ended 12/31/2021	$9.01	0.25	(0.13)	0.12	(0.36)	(0.36)
Year Ended 12/31/2020	$9.11	0.27	0.09	0.36	(0.46)	(0.46)
Class 2
Year Ended 12/31/2024	$7.65	0.32	(0.08)	0.24	(0.24)	(0.24)
Year Ended 12/31/2023	$7.21	0.31	0.36	0.67	(0.23)	(0.23)
Year Ended 12/31/2022	$8.61	0.24	(1.39)	(1.15)	(0.25)	(0.25)
Year Ended 12/31/2021	$8.86	0.23	(0.14)	0.09	(0.34)	(0.34)
Year Ended 12/31/2020	$8.96	0.24	0.10	0.34	(0.44)	(0.44)
Class 3
Year Ended 12/31/2024	$7.74	0.34	(0.10)	0.24	(0.25)	(0.25)
Year Ended 12/31/2023	$7.28	0.32	0.38	0.70	(0.24)	(0.24)
Year Ended 12/31/2022	$8.70	0.25	(1.41)	(1.16)	(0.26)	(0.26)
Year Ended 12/31/2021	$8.95	0.24	(0.14)	0.10	(0.35)	(0.35)
Year Ended 12/31/2020	$9.05	0.26	0.09	0.35	(0.45)	(0.45)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Year Ended 12/31/2024	$7.80	3.35%	0.93%	0.59%	4.52%	44%	$309
Year Ended 12/31/2023	$7.81	10.00%	0.89%	0.61%	4.47%	38%	$10
Year Ended 12/31/2022	$7.34	(13.49% )	0.87% (c)	0.64% (c)	3.42%	31%	$9
Year Ended 12/31/2021	$8.77	1.37%	0.89% (c)	0.61% (c)	2.87%	42%	$11
Year Ended 12/31/2020	$9.01	4.79%	0.87%	0.60%	3.11%	53%	$11
Class 2
Year Ended 12/31/2024	$7.65	3.30%	1.18%	0.84%	4.26%	44%	$11,455
Year Ended 12/31/2023	$7.65	9.47%	1.14%	0.86%	4.20%	38%	$10,438
Year Ended 12/31/2022	$7.21	(13.63% )	1.12% (c)	0.89% (c)	3.17%	31%	$9,953
Year Ended 12/31/2021	$8.61	1.03%	1.14% (c)	0.86% (c)	2.62%	42%	$11,301
Year Ended 12/31/2020	$8.86	4.59%	1.12%	0.85%	2.87%	53%	$10,766
Class 3
Year Ended 12/31/2024	$7.73	3.25%	1.05%	0.71%	4.39%	44%	$68,029
Year Ended 12/31/2023	$7.74	9.81%	1.02%	0.74%	4.32%	38%	$71,109
Year Ended 12/31/2022	$7.28	(13.60% )	0.99% (c)	0.76% (c)	3.28%	31%	$70,602
Year Ended 12/31/2021	$8.70	1.14%	1.01% (c)	0.74% (c)	2.74%	42%	$91,320
Year Ended 12/31/2020	$8.95	4.68%	0.99%	0.73%	2.99%	53%	$97,365
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Notes to Financial Statements
December 31, 2024
Note 1. Organization
Columbia Variable Portfolio – Global Strategic Income Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
On November 15, 2024, the Fund’s Board of Trustees approved certain changes to the Fund effective on or about May 1, 2025 (the Effective Date). On the Effective Date, the Fund’s name will be changed to Columbia Variable Portfolio - Corporate Bond Fund, along with corresponding changes to its principal investment strategies, principal risks, benchmarks and management services fees.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. The intent of the ASU 2023-07 is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures.
The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.

Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk in respect of over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well.

Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift foreign currency exposure back to U.S. dollars and to shift investment exposure from one currency to another. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in
Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty and the central counterparty becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the central counterparty in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, there is less credit exposure to the FCM than in the case of an over-the-counter derivative, because the central counterparty stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or central counterparty, as applicable, may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index and to manage credit risk exposure. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to other risks including counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.

Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at December 31, 2024:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	378,799

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	10,003 *
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	237,743 *
Total		247,746

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended December 31, 2024:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	(164,336)	(164,336)
Foreign exchange risk	1,018,777	—	—	1,018,777
Interest rate risk	—	(339,887)	—	(339,887)
Total	1,018,777	(339,887)	(164,336)	514,554

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	727	727
Foreign exchange risk	794,176	—	—	794,176
Interest rate risk	—	(1,124,856)	—	(1,124,856)
Total	794,176	(1,124,856)	727	(329,953)
Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended December 31, 2024:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	29,523,561
Futures contracts — short	1,721,950
Credit default swap contracts — buy protection	2,501,130

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	257,355	(105,319)
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested

Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income in the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income in the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of December 31, 2024:
	HSBC ($)	Morgan Stanley ($)	UBS ($)	Total ($)
Assets
Forward foreign currency exchange contracts	324,839	-	53,960	378,799
Liabilities
Centrally cleared credit default swap contracts (a)	-	1,027	-	1,027
Total Financial and Derivative Net Assets	324,839	(1,027)	53,960	377,772
Total collateral received (pledged) (b)	-	(1,027)	-	(1,027)
Net Amount (c)	324,839	-	53,960	378,799

(a)	Centrally cleared swaps are included within payable/receivable for variation margin in the Statement of Assets and Liabilities.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
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Notes to Financial Statements (continued)
December 31, 2024
Dividend income is recorded on the ex-dividend date.
The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed quarterly. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.65% to 0.52% as the Fund’s net assets increase. The effective management services fee rate for the year ended December 31, 2024 was 0.65% of the Fund’s average daily net assets.
On May 1, 2025, the management services fee rate will be updated to an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.50% to 0.34% as the Fund’s net assets increase.
Participating Affiliates
The Investment Manager and its investment advisory affiliates (Participating Affiliates) around the world may coordinate in providing services to their clients. From time to time the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) may engage its Participating Affiliates to provide a variety of services such as investment research, investment monitoring, trading and discretionary investment management (including portfolio management) to certain accounts managed by the Investment Manager, including the Fund. These Participating Affiliates provide services to the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) either pursuant to subadvisory agreements, delegation agreements, personnel-sharing agreements or similar inter-company or other arrangements or relationships, and the Fund pays no additional fees and expenses as a result of any such arrangements.
These Participating Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered with the appropriate respective regulators in their home jurisdictions and, where required, the Securities and Exchange Commission and the Commodity Futures Trading Commission in the United States.
Pursuant to some of these arrangements or relationships, certain personnel of these Participating Affiliates may serve as "associated persons" of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and Statement of Additional Information (SAI), provide such services to the Fund.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The effective service fee rate for the year ended December 31, 2024 was 0.06% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through April 30, 2025 (%)
Class 1	0.59
Class 2	0.84
Class 3	0.715
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At December 31, 2024, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, foreign currency transactions, derivative investments, swap investments, tax straddles, principal and/or interest from fixed income securities, defaulted securities/troubled debt, capital loss carryforwards and trustees’ deferred compensation. To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Undistributed net investment income ($)	Accumulated net realized (loss) ($)	Paid in capital ($)
763,359	(763,359)	—
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended December 31, 2024			Year Ended December 31, 2023
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
2,667,057	—	2,667,057	2,577,310	—	2,577,310
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized (depreciation) ($)
5,150,317	—	(13,320,546)	(3,771,259)
At December 31, 2024, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
78,887,860	914,308	(4,685,567)	(3,771,259)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2024, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended December 31, 2024, capital loss carryforwards utilized, if any, were as follows:
No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
(2,832,929)	(10,487,617)	(13,320,546)	—
Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $30,201,768 and $31,199,463, respectively, for the year ended December 31, 2024, of which $2,003,906 and $0, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the year ended December 31, 2024.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.

Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
The Fund had no borrowings during the year ended December 31, 2024.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Foreign currency risk
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short or long periods of time for a number of reasons, including changes in interest rates, imposition of currency controls and economic or political developments in the U.S. or abroad. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars and vice versa.
Foreign securities and emerging market countries risk
Investing in foreign securities may involve heightened risks relative to investments in U.S. securities. Investing in foreign securities subjects the Fund to the risks associated with the issuer’s country of organization and places of business operations, including risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may be more volatile and less liquid than U.S. securities. Investing in emerging markets may increase these risks and expose the Fund to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified. The financial information and disclosure made available by issuers of emerging market securities may be considerably less reliable than publicly available information about other foreign securities. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the U.S. Securities and Exchange Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.
Geographic focus risk
The Fund may be particularly susceptible to risks related to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s net asset value may be more volatile than the net asset value of a more geographically diversified fund.
Europe. The Fund is particularly susceptible to risks related to economic, political, regulatory or other events or conditions, including acts of war or other conflicts in the region, affecting issuers and countries in Europe. Countries in Europe are often closely connected and interdependent, and events in one European country can have an adverse impact on, and potentially
Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
spread to, other European countries. In addition, significant private or public debt problems in a single European Union (EU) country can pose economic risks to the EU as a whole. As a result, the Fund’s net asset value may be more volatile than the net asset value of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in this region of the world. Uncertainty caused by the departure of the United Kingdom (UK) from the EU, which occurred in January 2020, could have negative impacts on the UK and EU, as well as other European economies and the broader global economy. These could include negative impacts on currencies and financial markets as well as increased volatility and illiquidity, and potentially lower economic growth in markets in Europe, which could adversely affect the value of your investment in the Fund.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. For example, a three-year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates.  Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund’s performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease.  Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.
Liquidity risk
Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. The liquidity of Fund investments may change significantly over time and certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund’s investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market.

Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Shareholder concentration risk
At December 31, 2024, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 and Note 3 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly
Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
(10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Variable Series Trust II and Shareholders of Columbia Variable Portfolio – Global Strategic Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Variable Portfolio – Global Strategic Income Fund (one of the funds constituting Columbia Funds Variable Series Trust II, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent, brokers and agent banks. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
February 24, 2025
We have served as the auditor of one or more investment companies within the Columbia Funds Complex since 1977.
Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Global Strategic Income Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). At their meeting on November 15, 2024, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), approved an amendment to the Management Agreement between the Investment Manager and the Fund for the purpose of reducing the fees payable thereunder by the Funds to the Investment Manager. The Board also approved changes to the Fund’s name, benchmark and principal investment strategies and a reduction in the Fund’s expense cap.
The Independent Trustees considered that the amendment to the Management Agreement would reduce the management fee rates paid to the Investment Manager by the Fund under the current Management Agreement. The Independent Trustees also considered that the Investment Manager had confirmed that there would not be any change to the nature or quality of the services provided as a result of entering into the amendment, and that the Management Agreement, as amended, was substantially identical to the management agreement currently in place except for the reduced fee.  The Independent Trustees reviewed the performance of the Fund as well as the level of management fees and total expenses paid by the Fund and their comparison to their peers. The Independent Trustees noted that the Board, as part of the 2025 15(c) process, would continue to review the reasonableness of the Fund’s management fee.
The Independent Trustees noted the discussion, which is described below, relating to the renewal and approval of the Management Agreement for the Fund at the Contracts Committee and Board meetings in June 2024 (the June Meeting) and,  in that connection, the discussion by independent legal counsel of the Board’s responsibilities pursuant to Sections 15(c) and 36(b) of the 1940 Act and the factors that should be considered in determining whether to approve or renew an investment management agreement. The Independent Trustees considered that they should apply these factors in considering the amendment to the Management Agreement. The Independent Trustees also considered that they should take into account the variety of written materials and oral presentations they received at their meetings in November 2024 as well as all of the information previously considered at the June Meeting regarding the proposed 15(c) renewal of the existing Funds’ advisory and subadvisory agreements.
After considering the factors described above relating to the amendment of the Management Agreement, and taking into account all of the factors considered, as described below, as part of the approval of the continuance of the fund’s current Management Agreement in June 2024, the Board, including all of the Independent Trustees, approved the proposed amendment to the Management Agreement.
General conclusions in connection with the Trustees’ previous approval of the continuance of the fund’s existing advisory agreements
On an annual basis, the Board, including the Independent Trustees, considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April, May and June 2024, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 27, 2024 Board meeting, considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such

Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Approval of Management Agreement (continued)
(Unaudited)
consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2023 in the performance of administrative services, and noted the various enhancements anticipated for 2024.  In evaluating the quality of services provided under the Management Agreement, the Board also took
Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Approval of Management Agreement (continued)
(Unaudited)
into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund.  The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was somewhat higher than the median ratio but lower than the 60th percentile of the Fund’s peer universe.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2023 had declined from 2022 levels, due to a variety of factors, including the decreased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the

Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Approval of Management Agreement (continued)
(Unaudited)
Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 27, 2024, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Columbia Variable Portfolio – Global Strategic Income Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2025 Columbia Management Investment Advisers, LLC.
ANN7008_12_D01_(02/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in "Compensation of board members" and "Deferred compensation of board members" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.  Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in "Compensation of chief compliance officer" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Series Trust II

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	February 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	February 24, 2025

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	February 24, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	February 24, 2025